Details to the consolidated statements of cash flows (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [line items]
Cash flows used for acquisitions and divestments of businesses, net	$ (138)	$ (3,319)	$ (142)	$ (3,598)
Acquisitions
Statement [line items]
Total purchase consideration for acquisitions of businesses	0	(3,807)	0	(4,105)
Acquired cash and cash equivalents		234		236
Contingent consideration payables, net	(127)	233	(127)	280
Deferred considerations and other adjustments, net		47		55
Cash flows used for acquisitions and divestments of businesses, net	(127)	(3,293)	(127)	(3,534)
Divestments
Statement [line items]
Cash flows used for acquisitions and divestments of businesses, net	$ (11)	$ (26)	$ (15)	$ (64)